Acquisitions of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2014
CRIC
Purchase price was allocated as follows:
Schedule of consideration transferred

Amount
$
Cash	113,124,632
Fair value of E-House ordinary shares issued *	252,106,323
Replacement of CRIC share options **	31,897,646
Total consideration	397,128,601

*The fair value of E-House ordinary shares is based on the closing price of E-House shares as of April 20, 2012

** As disclosed in Note 17, E-House issued the E-House replacement share options and restricted shares in connection with the Merger. The total fair value of the replacement awards was $54,787,620, of which $31,897,646 was attributable to pre-Merger services and included as a component of the consideration transferred in the Merger with the remainder allocated to post-Merger services and included in the Company’s compensation cost after the Merger. The amount attributable to the pre-Merger services was determined based on the fair value of the replacement awards on the date of Merger and a ratio of the pre-Merger services to the greater of the total service period or the original service period of the replacement awards.

Schedule of purchase price allocation
Amount
$
Non-controlling interest	254,656,627
Accumulated other comprehensive income	(6,989,208)
Additional paid-in capital	149,461,182
Total consideration	397,128,601

Samas
Purchase price was allocated as follows:
Schedule of purchase price allocation

	Allocated	Amortization
	Value	Period
	$
Cash	1,061,330
Total tangible assets acquired	5,192,503
Liabilities assumed	(3,085,972)
Favorable lease term	1,379,556	17.3 years
Customer relationship	184,987	17.3 years
Outstanding contracts	261,863	6.4 years
Goodwill	1,462,335
Deferred tax liabilities	(456,602)

Total	6,000,000